CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	$ 7,950
Restricted cash	5,818
Total cash and restricted cash	$ 13,768